ACQUISITIONS AND DISPOSALS (Acquisition of New Spring Group) (Details) - 1 months ended Mar. 31, 2020 - New Spring Group - Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] - Guangzhou New Spring Hospital Management Co., Ltd.
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Business Acquisition [Line Items]
Cash consideration in agreement	¥ 8,400	$ 7,560
Non-controlling interest	3,078
Total	¥ 11,478	$ 8,400